Stock-Based Compensation - Movement of PSUs (Details) - PSUs - shares	1 Months Ended	12 Months Ended
	Apr. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding, beginning of period (in shares)		1,610,894.000	1,145,238.000	463,830
Granted during the period (in shares)		450,977	474,660	690,279
Forfeited during the period (in shares)		(19,759)	(9,004)	(8,871)
Exercised/vested during the period (in shares)	(447,122)		0	0
Outstanding, end of period (in shares)		1,594,990.00	1,610,894.000	1,145,238.000
Expected to vest at December 31, (in shares)		1,556,011	1,433,440	984,901